Income Taxes - Summary of Company's Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Unrecognized tax benefits beginning of year	$ 988	$ 845
Increases for prior period positions	296	470
Decrease due to settlements and payments	0	(327)
Unrecognized tax benefits end of the year	$ 1,284	$ 988